Condensed Consolidated Interim Statements of Cash Flows (Unaudited) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of Cash Flows [Abstract]
Increase (decrease) in cash, cash equivalents	$ 6,310	$ 6,310
Increase (decrease) in restricted cash	$ 11	$ 11